Consolidated Statements of Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest and Dividend Income
Loans, including fees	$ 526,706	$ 488,936	$ 513,936
Mortgage loans held for sale, including fees	5,153	5,108	5,318
Investment securities:
Taxable interest	38,815	31,562	33,890
Tax-exempt interest	5,862	6,668	7,375
Amortization of FDIC loss share receivable	(74,617)	(97,849)	(118,100)
Other	2,896	2,772	2,781
Total interest and dividend income	504,815	437,197	445,200
Interest Expense
NOW and MMDA	18,483	18,933	23,936
Savings	325	309	573
Time deposits	14,282	16,604	24,855
Short-term borrowings	1,364	490	650
Long-term debt	10,250	10,617	13,436
Total interest expense	44,704	46,953	63,450
Net interest income	460,111	390,244	381,750
Provision for loan losses	19,060	5,145	20,671
Net interest income after provision for loan losses	441,051	385,099	361,079
Non-interest Income
Service charges on deposit accounts	35,573	28,871	26,852
Mortgage income	51,797	64,197	78,053
Title revenue	20,492	20,526	20,987
ATM/debit card fee income	12,023	9,510	8,978
Income from bank owned life insurance	5,473	3,647	3,680
Gain on sale of available for sale investments	771	2,277	3,739
Derivative losses reclassified from other comprehensive income		(391)	(1,618)
Broker commissions	18,783	16,333	13,446
Other income	28,716	23,988	21,880
Total non-interest income	173,628	168,958	175,997
Non-interest Expense
Salaries and employee benefits	259,086	244,981	233,777
Net occupancy and equipment	59,571	58,037	54,672
Impairment of FDIC loss share receivables and other long-lived assets	6,437	37,893	2,902
Communication and delivery	12,029	12,024	12,671
Marketing and business development	11,707	10,143	12,546
Data processing	27,249	17,853	15,590
Amortization of acquisition intangibles	5,807	4,720	5,150
Professional services	18,975	18,217	21,095
Costs of OREO property, net	2,748	1,943	6,352
Credit and other loan related expense	13,692	15,931	18,095
Insurance	14,359	11,272	10,771
Travel and entertainment	9,033	8,126	9,563
Other expenses	33,786	31,945	29,001
Total non-interest expense	474,479	473,085	432,185
Income (loss) before income taxes	140,200	80,972	104,891
Income tax expense	34,750	15,869	28,496
Net income	105,450	65,103	76,395
Income Available to Common Shareholders - Basic	105,450	65,103	76,395
Earnings Allocated to Unvested Restricted Stock	(1,685)	(1,209)	(1,437)
Earnings Available to Common Shareholders - Diluted	103,765	63,894	74,958
Earnings per common share - Basic	$ 3.32	$ 2.20	$ 2.59
Earnings per common share - Diluted	$ 3.30	$ 2.20	$ 2.59
Cash dividends declared per common share	$ 1.36	$ 1.36	$ 1.36
Unrealized gains on securities:
Unrealized holding gains (losses) arising during the period	37,719	(62,095)	2,174
Reclassification adjustment for gains included in net income	(771)	(2,277)	(3,739)
Unrealized gain (loss) on securities, before tax	36,948	(64,372)	(1,565)
Fair value of derivative instruments designated as cash flow hedges:
Change in fair value of derivative instruments designated as cash flow hedges during the period		953	(22)
Reclassification adjustment for losses included in net income		391	1,618
Fair value of derivative instruments designated as cash flow hedges, before tax		1,344	1,596
Other comprehensive income (loss), before tax	36,948	(63,028)	31
Income tax expense (benefit) related to items of other comprehensive (loss) income	12,932	(22,060)	11
Other comprehensive income (loss), net of tax	24,016	(40,968)	20
Comprehensive income	$ 129,466	$ 24,135	$ 76,415